INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (26,199)	$ (12,642)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,327	1,377
Remeasurement of warrants liability	(6)	(48)
Change in accrued interest on bank deposits	485	(337)
Change in marketable securities	(6)	(62)
Share-based compensation	3,712	4,754
Capital gain, net	(4)	0
Foreign exchange loss, net	49	154
Change in prepaid expenses and other assets	(700)	2,129
Change in trade receivables, net	4,682	(11,618)
Change in inventory	(536)	201
Change in operating lease assets and liabilities, net	(45)	(712)
Change in trade payables	1,866	(3,577)
Change in accrued expenses and other liabilities	(394)	523
Change in employees and payroll accruals	1,143	154
Change in deferred revenues	175	944
Net cash used in operating activities	(14,451)	(18,760)
Cash flows from investing activities:
Purchase of property and equipment	(1,356)	(1,915)
Proceeds from sales of property and equipment	4	0
Investment in bank deposits	(19,930)	(44,300)
Withdrawal of bank deposits	27,350	12,500
Investment in marketable securities	(5,381)	(14,892)
Proceeds from sales and maturities of marketable securities	5,313	17,737
Net cash provided by (used in) investing activities	6,000	(30,870)
Cash flows from financing activities:
Issuance of ordinary shares and warrants, net of paid issuance costs	0	37,596
Issuance of ordinary shares, net of paid issuance costs	4,231	0
Proceeds from exercise of options	18	142
Net cash provided by financing activities	4,249	37,738
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(74)	(104)
Decrease in cash, cash equivalents and restricted cash	(4,276)	(11,996)
Cash, cash equivalents and restricted cash at the beginning of the period	8,654	25,381
Cash, cash equivalents and restricted cash at the end of the period	4,378	13,385
Cash paid during the period for:
Income taxes	20	28
Non-cash transactions:
Purchase of property and equipment	912	1,113
Sale of property and equipment	0	3
Issuance costs to be paid	90	307
Cash, cash equivalents and restricted cash at the end of the period:
Cash and cash equivalents	4,362	13,369
Short-term restricted cash	16	16
Cash, cash equivalents and restricted cash at the end of the period	$ 4,378	$ 13,385